Financial Risk Management (Details) - Schedule of gearing ratio S/ in Thousands	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Schedule of gearing ratio [Abstract]
Total borrowings and bonds	S/ 1,840,822	S/ 1,831,079
Less: Cash and cash equivalents	(957,178)	(900,168)
Net debt	883,644	930,911
Total equity	1,453,266	1,595,296
Total capital	S/ 2,336,910	S/ 2,526,207
Gearing ratio	0.38	0.37